EVENTS AFTER THE REPORTING PERIOD (Details - Business Combinations, Property Investors Network Ltd and Mastermind Principles Ltd) £ in Millions, $ in Millions	Nov. 30, 2020 GBP (£) company	Nov. 30, 2020 USD ($) company	Jul. 17, 2020
Disclosure of non-adjusting events after reporting period [line items]
Percentage of shares acquired			97.80%
Business Combinations | Property Investors Network Ltd and Mastermind Principles Ltd
Disclosure of non-adjusting events after reporting period [line items]
Percentage of shares acquired	100.00%	100.00%
Number of companies in the agreement	2	2
Percentage of payment in cash	10.00%	10.00%
Percentage of payment in shares	90.00%	90.00%
Business Combinations | Property Investors Network Ltd and Mastermind Principles Ltd | Property Mastermind International Pte Ltd
Disclosure of non-adjusting events after reporting period [line items]
Payments made on behalf of the seller to pay off part of the outstanding loans	£ 1.5	$ 2.0
Term for repayments of remaining unpaid loans	3 years	3 years